RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 17. RELATED PARTY TRANSACTIONS

During the quarter ended March 31, 2015, our subsidiary, IVXX, purchased raw materials totaling $208,002 from an entity in which our Chief Executive Officer has an ownership interest in. IVXX also sold finished goods amounting to $281,423 to that same entity. The terms of the purchases of the raw materials and sales of the finished goods were at arms-length. There was an accounts receivable balance from this entity in the amount of $196,914 as of March 31, 2015.

During the year the Company sold equipment amounting to $74,016 to an entity in which our President, Chief Executive Officer, and Chairman of our Board, has an ownership interest. The equipment was sold on an arms-length basis. There was an accounts receivable balance from this entity in the amount of $58,850 as of December 31, 2014.